Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Other non-current assets	$ 1,482	$ 1,988
Tangible fixed assets	1,276,472	1,477,458
Right-of-use assets	129,890	126,549
Total non-current assets	1,407,844	1,605,995
Current assets
Trade and other receivables	13,383	24,444
Due from related parties	10,408	15,295
Inventories	2,725	2,912
Prepayments and other current assets	3,986	5,706
Cash and cash equivalents	7,771	11,887
Total current assets	38,273	60,244
Total assets	1,446,117	1,666,239
Partners' equity
Common unitholders and general partner (16,036,602 common and 1,080,263 general partner units issued and outstanding as of December 31, 2023 and December 31, 2024)	1,016,574	1,240,347
Preference unitholders (5,084,984 Series A Preference Units, 3,496,382 Series B Preference Units and 3,061,045 Series C Preference Units issued and outstanding as of December 31, 2023 and December 31, 2024)	280,129	280,069
Total partners' equity	1,296,703	1,520,416
Current liabilities
Trade accounts payable	7,733	9,330
Other payables and accruals	33,784	42,188
Lease liabilities-current portion	42,741	28,831
Total current liabilities	84,258	80,349
Non-current liabilities
Lease liabilities-non-current portion	64,852	65,077
Other non-current liabilities	304	397
Total non-current liabilities	65,156	65,474
Total partners' equity and liabilities	$ 1,446,117	$ 1,666,239